Consolidated Statements of Cash Flows (USD $)	9 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2013
Operating activities
Net income (loss)	$ (5,377,572)	$ (11,578,300)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	550,890	1,519,161
Write-down of supplies inventory		38,000
Write-down of web development costs		9,000
Fair value of derivative liabilities in excess of proceeds		808,590
Loss on extinguishment of debt		761,492
(Gain) loss on adjustment to fair value of derivative liabilities		(3,150,985)
Non-cash interest expense	71,075	337,642
Share-based compensation	357,272	690,050
Amortization of common stock issued for services	34,500	366,500
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	215,582	(127,601)
(Increase) decrease in other current assets	(7,354)	(15,720)
(Decrease) increase in accounts payable and accrued liabilities	134,171	518,492
(Decrease) increase in accrued compensation	(210,278)	8,571
(Decrease) Increase in accrued income taxes	(800)	2,400
Net cash (used in) provided by operating activities	(4,232,514)	(9,812,708)
Investing activities
Purchases of property and equipment	(16,773)	(141,570)
Investment in intangible assets		(250,000)
Net cash (used in) provided by investing activities	(16,773)	(391,570)
Financing activities
Proceeds from issuance of common stock and warrants	7,200,000	19,089,000
Payment of financing and offering costs	(504,000)	(1,046,500)
Payment of amounts due under acquisition obligation	(500,000)	(750,000)
Proceeds from exercise of warrants and stock options	241,050	241,050
Proceeds from amounts due to stockholder		153,867
Repayment of amounts due to stockholder		(153,867)
Net cash (used in) provided by financing activities	6,437,050	17,533,550
Net increase (decrease) in cash	2,187,763	7,329,272
Cash and cash equivalents, at beginning of period	5,141,509
Cash and cash equivalents, at end of period	7,329,272	7,329,272
Cash paid during the period for:
Interest		1,357
Income taxes	2,800	3,600
Noncash investing and financing transaction:
Fair value of placement agent warrants issued in the public offering	228,240	505,220
Acquisition obligation of asset purchase agreement		2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants		$ 402,355